NET INCOME(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) attributable to AirNet Technology Inc.'s ordinary shareholders	$ (13,335)	$ (17,335)	$ 7,527
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
Basic	7,803,348	4,390,703	3,144,890
Diluted	7,803,348	4,390,703	3,144,890
Weighted average shares used in calculating (loss) income per ADS
Basic	7,803,348	4,390,703	3,144,890
Diluted	7,803,348	4,390,703	3,144,890
Basic	$ (1.71)	$ (3.95)	$ 2.39
Diluted	(1.71)	(3.95)	2.39
Net income (loss) per ADS
Basic	(1.71)	(3.95)	2.39
Diluted	$ (1.71)	$ (3.95)	$ 2.39
ADS
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
Basic	7,803,348	4,390,703	3,144,890
Diluted	7,803,348	4,390,703	3,144,890
Weighted average shares used in calculating (loss) income per ADS
Basic	7,803,348	4,390,703	3,144,890
Diluted	7,803,348	4,390,703	3,144,890
Basic	$ (1.71)	$ (3.95)	$ 2.39
Diluted	(1.71)	(3.95)	2.39
Net income (loss) per ADS
Basic	(1.71)	(3.95)	2.39
Diluted	$ (1.71)	$ (3.95)	$ 2.39